Commitments and contingencies	12 Months Ended
Jun. 30, 2024
Commitments and contingencies.
Commitments and contingencies

Note 15 – Commitments and contingencies

Lease commitments

Effective July 1, 2019, the Company adopted FASB ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company entered in one operating lease agreement in New York which expired in April 2023. As of the date of annual report, the Company’s principal executive offices are located at 27F, Samsung Hub, 3 Church Street Singapore 049483. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration. The Company did not recognize the operating lease ROU assets and lease liabilities on the balance sheet as this lease had an initial term of 12 months or less.

Operating lease expenses was recorded under general and administrative expenses for the years ended June 30, 2024, 2023 and 2022 amounted to $15,937, $530,591 and $123,134, respectively.

Litigation contingencies

In March 2023, Bit Origin and SonicHash US, along with other named entities, were named as defendants in a state court civil lawsuit filed in Cheyenne, Wyoming by BCB Cheyenne LLC (“BCB” or “Plaintiff”) who had contractual relationship with two of the named defendants, MineOne Wyoming Data Center LLC, the other with Terra Crypto, Inc. Defendant alleges these parties breached their respective contracts. For its part, Bit Origin and SonicHash US, who had no relationship with BCB, were nevertheless alleged to have intentionally interfered with BCB’s contractual relationships with these other parties. Both Bit Origin and SonicHash US were also named as what is known as an “alter ego” defendant pursuant to which a party may be found liable if its later discovered it was acting, in essence, as the alter ego of the primary wrongdoer. Prior to the Company discovering it had been named in this Wyoming lawsuit, the case had been dismissed but simultaneously recommenced in the U.S. District Court in Wyoming against the same parties, with substantively the same causes of action. Bit Origin and SonicHash US were made aware of and appeared in this new federal court litigation denying all material allegations alleged against each of them.

In September 2023, BCB filed an amended complaint to add parties and substitute parties in place of others but leaving Bit Origin and Sonichash US as named defendants accused of intentionally interfering with BCB’s contractual relations. Once again, both companies were also alleged to be alter egos of the primary wrongdoers. In its lawsuit, BCB seeks “no less than $38 million” in compensatory damages. The Company denies any liability to BCB arising out of this lawsuit and is defending this matter vigorously.

The parties mediated this dispute from August 6 to August 8, 2024 and entered into a Settlement Agreement and Mutual Release on October 14, 2024, pursuant to which BTOG agreed to pay $13,050 to cover certain litigation cost of which the amount has been provided as a provision for litigation claim within “other payables and accrued liabilities” as of June 30, 2024.

On October 14, 2024, the court dismissed the lawsuit, granting full releases to all defendants and officially concluding the matter.